Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	December 31,	December 31,
	2015	2014
	$’M	$’M
	________________	________________
Trade accounts payable and accrued purchases	336.3	247.7
Accrued rebates – Medicaid	632.2	563.9
Accrued rebates – Managed care	350.2	318.2
Sales return reserve	128.3	131.7
Accrued bonuses	152.0	150.7
Accrued employee compensation and benefits payable	102.5	109.1
R&D accruals	65.3	88.3
Other accrued expenses	283.8	299.8
	________________	________________
	2,050.6	1,909.4
	________________	________________